Equity - Schedule of Movements of Shares Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Class A Ordinary Shares [Member]
Schedule of Movements of Shares Outstanding [Line Items]
Beginning balance
Movements:
Issuance of new shares	1,437,500
Conversion of convertible note	259,082
Share conversion from Class B to Class A	577,774
Share-based compensation	4,400,000
Ending balance	6,674,356
Class B Ordinary Shares [Member]
Schedule of Movements of Shares Outstanding [Line Items]
Beginning balance	20,888,886	100,000
Movements:
Issuance of new shares
Conversion of convertible note
Share conversion from Class B to Class A	(577,774)
Share-based compensation		20,788,886
Ending balance	20,311,112	20,888,886